Revenue Recognition - Contract Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018
Contract Liabilities
Balance at December 31, 2017	$ 0
Change in accounting policy - Deferred revenues reclassification		$ 209
Change in accounting policy - Retained earnings impact		$ (22)
Contract additions	190
Terminated contracts	(2)
Revenue recognized	(172)
Balance at December 31, 2018	$ 203